COMMITMENTS AND CONTINGENCIES - Indemnification (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Indemnification obligations	$ 24.6	$ 15.5